Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2022
Accounting Estimates And Judgements [Abstract]
Critical accounting estimates and judgments

3	Critical accounting estimates and judgments
The preparation of financial statements under IFRS requires the Group to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated along with other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.
Although these estimates and judgements made by the Company’s management were based on the best information available at December 31, 2022, it is possible that events which might take place in the future would require their adjustment in future periods.
Included below are the areas that management believe require estimates, judgments and assumptions which have the most significant effect on the amounts recognized in the financial statements.
3.1 Critical accounting estimates and judgments pursuant to the Transaction
On the Closing Date, Super Group completed the merger pursuant to the Transaction described further in notes 1 and 17.
Regarding this Transaction the Group has considered the following main estimations and judgements:
(a) SGHC acquisition
From an accounting perspective, the acquisition of SGHC and subsidiaries qualifies as a ‘business combination involving entities or businesses under common control’ which is not in the scope of IFRS 3. IFRS has currently no guidance on how to account for these kinds of transactions.
After analyzing all the factors involving the Transaction, and based on main interpretations used by other issuers, the Group has concluded that Super Group cannot be considered as a separate entity acting in its own right as an acquirer in a business combination (it acts on behalf of the same shareholders of SGHC) and the economic substance of its incorporation and the holding of the SGHC shares is intended only for a reorganization of the Group with the sole purpose to effect the public listing.

3	Critical accounting estimates and judgments (continued)
3.1 Critical accounting estimates and judgments pursuant to the Transaction (continued)
Consequently, the Group has decided that Super Group recognizes in its consolidated financial statements the net assets of SGHC and its subsidiaries as per their previous carrying amounts (book value/pooling of interests (carry-over basis) accounting) and will apply this accounting treatment to similar transactions in the future. Refer to note 1 and note 17 for further details.
(b) Acquisition of SEAC
The acquisition of SEAC is not within the scope of IFRS 3 as SEAC does not meet the definition of a business in accordance with IFRS 3.
Therefore, Super Group has not acquired a business through the transaction but accounted for the SEAC shares in accordance with IFRS 2, Share-based payments. SEAC has been treated as the “acquired” company for financial reporting purposes and its net assets have been recognized at historical cost, with no goodwill or other intangible assets recorded.
As a result of this Transaction, SEAC shareholders became shareholders of Super Group. Based on IFRS 2, and from an analysis of the transaction, it has been considered that the excess of fair value of Super Group shares and warrants issued ("SEAC's Consideration") over the fair value of SEAC’s identifiable net assets acquired represents compensation for the service of share exchange listing for its shares and has been expensed as incurred in the share listing expense line in the Consolidated Statement of Profit or Loss and Other Comprehensive Income of Super Group at Closing Date (see note 1 and note 17).
(c) Warrant Liability
Public and private warrants were originally issued by SEAC to its public shareholders and its sponsors and converted on the closing date of the Business Combination Agreement, into a right to acquire one ordinary share of Super Group on substantially the same terms as were in effect immediately prior to the closing date.
According to management’s assessment, both the public and private warrants were accounted within the scope of IAS 32 and were classified as a derivative financial liability. In accordance with IFRS 9, derivatives that are classified as financial liabilities shall be measured at fair value with subsequent changes in fair value to be recognized in profit and loss.
The total warrant liability balance was composed of both public and private warrants. The public warrants were classified as level 1 category in the fair value hierarchy due to the use of an observable market price in an active market. The private warrants qualified for the level 3 category in the fair value hierarchy due to the fact that they were not traded in an active market and their fair value was determined using unobservable inputs in a Black-Scholes valuation model. Both the public and private warrants were derecognized during the year ended December 31, 2022 as further discussed in note 17.2.
The determination of the fair value of private warrants using an option pricing model is affected by estimates and assumptions regarding a number of complex and subjective variables.
The key valuation assumptions and inputs for the private warrants at the derecognition date are as follows:

Share price ($)	2.83
Exercise price ($)	11.5
Volatility	45.7%
Time to expiration (years)	2.76
Risk-free rate	4.36%

3	Critical accounting estimates and judgments (continued)
3.1 Critical accounting estimates and judgments pursuant to the Transaction (continued)
The determination of these assumptions were as follows:
•Volatility
Since there is no trading history for our ordinary shares, the expected price volatility for our ordinary shares was estimated using the average historical volatility of industry peers’ shares as of the grant date of our options over a period of history commensurate with the expected life of the options. When making the selection of our industry peers to be used in measuring implied volatility of traded call options, we considered the similarity of their products and business lines, as well as their stage of development, size and financial leverage.
•Risk-free rate
We derived the risk-free interest rate assumption from the yield, as of the grant date of the applicable options, of government bonds with a maturity corresponding to the expected life of the awards being valued.
(d) Earnout Liability
Earnout Shares were issued by Super Group to the Pre-Closing Holders as part of the consideration transferred in the SEAC merger. According to management’s assessment, Earnout Shares were within the scope of IAS 32, Financial Instruments: Presentation as the arrangement could have resulted in Super Group issuing a variable number of shares in the future. In accordance with IAS 32, the Earnout Shares were classified as current financial liabilities.
The earnout liability qualified for the level 3 category in the fair value hierarchy due to the fact they were not traded in an active market and their fair value was arrived at by using appropriate valuation techniques using a Monte Carlo valuation simulation. This liability was derecognized in the year ended December 31, 2022 as discussed in note 17.3.
The key valuation assumptions and inputs at the derecognition date are as follows:

	Tranche I ($11.50)	Tranche II ($12.50)	Tranche III ($14.00)
Share price ($)	3.03	3.03	3.03
Exercise price ($)	0	0	0
Volatility	45.7%	45.7%	45.7%
Time to expiration (years)	4.125	4.125	4.125
Risk-free rate	4.23%	4.23%	4.23%
The determination of these assumptions are in line with those described in point (c) above.
(e) Treatment of transaction costs
In accordance with IAS 32, Super Group has analyzed the total costs incurred in the Transaction to determine which were incremental and directly attributable to the issue of new shares, and hence are to be deducted from equity directly rather than being expensed through profit or loss.
Some costs have been considered 100% attributable to the issuance of the new shares in exchange for cash, while other costs incurred related to a combination of the issuance of new shares and obtaining the listing. For this latter group of costs, only the part that could be attributed to the issuance of new shares in exchange for cash are deducted from equity, the percentage of which was determined as the ratio of the number of new shares issued in exchange for cash compared to the total number of outstanding shares after the Transaction.
In the year ended December 31, 2022, the Group incurred costs of €24.5 million related to the Transaction, of which €23.0 million were allocated to Pre-Closing Holders and expensed on the Consolidated Statement of Profit or Loss and Other Comprehensive Income and the remaining amount of €1.5 million were considered directly attributable costs for the issuance of new shares and applied as a reduction to share capital. In the year ended December 31, 2021 and prior to the shareholder approval, costs of €7.1 million were incurred on the Transaction and were expensed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

3	Critical accounting estimates and judgments (continued)
3.2 Other critical judgments
(a) Internally-generated software development costs
Costs relating to internally-generated software development costs are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgment of technological feasibility including the following:
•the intention to complete the intangible asset;
•the ability to use the intangible asset;
•how the intangible asset will generate probable future economic benefits;
•the availability of adequate resources to complete the intangible asset; and
•the ability to measure reliably the expenditure attributable to the intangible asset.
In making this judgment, management considers the progress made in each development project and its latest forecasts for each project. Other expenditure not eligible for capitalization is charged to the Consolidated Statement of Profit or Loss and Other Comprehensive Income in the year in which the expenditure is incurred. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
(b) Consolidation of entities where the Group has potential voting rights (control)
The Group entered into a purchase agreement for the acquisition of DGC on April 7, 2021. The purchase agreement was subject to conditions that had not been met at the reporting date and therefore the transaction could not complete. Management assessed the relevant facts and circumstances of this transaction and determined that the Group does not control DGC as at the reporting date. The Group has completed the DGC acquisition in January, 2023. Please refer to note 26 for subsequent events related to DGC acquisition.
The Group entered into a purchase agreement for the acquisition of BlueJay Limited ('BlueJay') on April 19, 2021, respectively. On January 31, 2022, the timeframe agreed to fulfil BlueJay purchase conditions has expired and the contract was automatically terminated. The transaction did not have a material impact on the consolidated financial statements as the parties were not liable to each other under the circumstances that led to the termination.
The same assessment was made concerning Verno Holdings Limited (‘Verno’) regarding a call option agreement entered into April 16, 2021, which allowed the Group to purchase a 100% of the shares in Verno. When assessing the relevant facts and circumstances, management determined that the Group did not control Verno as the option was not substantive. However, on August 18, 2022, an amendment to the original contract was issued and allowed the Group to immediately exercise the option and the acquisition was completed on September 1, 2022. Therefore, the Group is consolidating Verno from the acquisition date as described in note 4.
3.3 Critical accounting estimates
(a) Income taxes
The Group operates in a number of international jurisdictions and as such is subject to a range of different income and other tax regimes with differing and potentially complex legislation. This requires the Group to make judgements on the basis of detailed tax analysis and recognize payables or provisions and disclose contingent liabilities as appropriate.
Management evaluates uncertain positions where the tax judgment is subject to interpretation and remains to be agreed with the relevant tax authority. Provisions for uncertain income tax positions are made using judgment of the most likely tax expected to be paid or the expected value, based on a qualitative assessment of all relevant information. In assessing the appropriate provision for uncertain items, the Group considers progress made in discussions with tax authorities and expert advice on the likely outcome and recent developments in case law, legislation and guidance.

3	Critical accounting estimates and judgments (continued)
3.3 Critical accounting estimates (continued)
(b) Legal and regulatory
Given the nature of the legal and regulatory landscape of the industry, from time to time the Group has received notices, communications and legal actions from a small number of regulatory authorities and other parties in respect of its activities. The Group has taken advice as to the manner in which it should respond and the likely outcomes of such matters. For any material ongoing and potential regulatory reviews and legal claims against the Group, an assessment is performed to consider whether an obligation or possible obligation exists and to determine the probability of any potential outflow to determine whether a claim results in the recognition of a provision or disclosure of a contingent liability. Refer to note 23 for provisions raised on uncertain legal or regulatory matters.
(c) Provisions and contingencies for indirect gaming taxes
The Group may be subject to indirect taxation in the form of GST, VAT, withholding tax, duty or similar, and gaming taxes on transactions which the Group have treated as exempt from such taxes. Where the Group accounts for taxes on revenues in relevant jurisdictions, the method of calculation of such taxes as applied by the Group in determining the relevant tax payable may be challenged by revenue authorities. As such, revenue earned from players located in any particular jurisdiction may give rise to further taxes in that jurisdiction.
The nature of the Group’s international operations can give rise to situations where customers can access to the Group’s websites from jurisdictions where the Group is not registered for indirect taxes, or where the indirect, gaming and or withholding tax treatment is uncertain. Where the Group considers that it is probable that indirect taxes or withholding taxes are payable to relevant tax authorities, provision is made for the Group’s best estimate of the tax payable, unless it cannot be reliably measured. The Group regularly reviews the judgements made in order to assess the need for provisions and disclosures in its financial statements. To the extent that the final outcome of such matters differs to management’s assessment at any reporting dates, such differences may impact the financial results or contingent liabilities disclosed in the year in which such determination is made. Further details can be found in notes 23 and 24 to the financial statements.
(d) Fair value of acquired intangible assets
Intangible assets are recognized on business combinations if they are separable from the acquired entity or arise from other contractual or legal rights and are recorded initially at fair value. The amounts ascribed to such intangibles are arrived at by using appropriate valuation techniques. In applying these appropriate valuation techniques management makes estimates including estimates of future economic benefits, cash flows, and the appropriateness of discount rates or the estimated cost and time to create an equivalent intangible asset. Please refer to note 4 and note 11 where the respective acquired balances are included.
Key assumptions made in connection with measurement of intangible assets relating to the Verno acquisition in the current year and 2021 acquisitions noted in note 4 include:
•the discount rates of between 11% and 13% (2021: between 19% and 31%);
•the royalty rates of 2% (2021: between 1% and 2%);
•the estimated useful lives which range from 4 to 10 years (2021: between 2.5 and 10 years);
•the expected annual retention rates of existing customers for each of the next four (2021: five) years split by customer vintage; and
•estimated cash flows and projected financial information where management considers historical performance and industry assessments among other sources before further applying its own experience and knowledge of the industry in making judgments and estimates.

3	Critical accounting estimates and judgments (continued)
3.3 Critical accounting estimates (continued)
(e) Fair value of consideration transferred
In a business combination in which the acquirer and the acquiree (or its former owners) exchange equity interests or other forms of consideration, the Group determines acquisition-date fair value of the consideration transferred. The Group applied this guidance in the acquisition of Verno Holdings Limited (“Verno”). The Group estimated the fair value of the option exercised using as key assumptions the appropriate third-party valuation of the underlying shares and appropriate discount rate for the present value of the exercise price of the option and expected dividends.
(f) Impairment of goodwill and other intangible assets
The Group is required to test, on an annual basis, whether intangible assets not yet in use and indefinite-life assets have suffered any impairment. The Group is required to test other intangibles if events or changes in circumstances indicate that their carrying amount may not be recoverable.
The recoverable amount is determined by comparing the carrying amount of the indefinite-lived asset with its recoverable amount. To determine the recoverable amount management performs a valuation analysis based on the higher of Value in Use ('VIU') and Fair Value Less Cost of Disposal (‘FVLCD’) in accordance with IAS 36, ‘Impairment of Assets.’ The use of these methods requires the estimation of future cash flows and the choice of a discount rate in order to calculate the present value of the cash flows. Such estimates are based on management’s experience of the business, but actual outcomes may vary. More details including carrying values are included in note 11.
(g) Useful lives of intangible assets
The Group acquired significant intangible assets in connection with acquisitions completed during the year ended December 31, 2022. Management has applied estimates in determining the useful lives for these acquired intangible assets using information regarding, among other things, details of the contractual terms, historical customer activity and attrition, forecasted cash flow information and market conditions and trends.
(h) Provision for expected credit losses
The Group recognizes an allowance for expected credit losses (‘ECLs’) for all debt instruments not held at fair value through profit or loss. The Group measures loss allowances based on various factors such as credit risk characteristics, aging of receivables, and current and forward-looking information based on publicly available information affecting the ability of the debtors to settle the receivables. The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a critical estimate.